Revenue from Contracts with Customers (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Revenue from Contracts with Customers (Details) [Line Items]
Revenue from contracts with customers description				As of December 31, 2020, we had completed our obligations under our only contract in which $200.0 thousand of revenue was generated for the year ended December 31, 2020. We entered into a separate contract with the same counterparty for an aggregate transaction price of $6.0 million, of which no revenue was recognized in the year ended December 31, 2020, as performance on the contract had not commenced. We expect to recognize the $6.0 million as revenue in 2021. Services under both contracts were performed and scheduled to be performed for a non-governmental customer in Australia. We generally collect payment within 60 days of billing.
Accounts receivable trade, net					$ 293,900
Revenue recognized	$ 2,200,000	$ 3,600,000
Revenue recognized contract with customer		3,900,000
Contract liability	1,700,000	1,700,000
Unbilled receivables	$ 100,000	100,000
Subsequent Event [Member]
Revenue from Contracts with Customers (Details) [Line Items]
Revenue recognized contract with customer		$ 1,400,000	$ 2,500,000